Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,715.00
Total Offset Amount	20,404.08
Net Fee	$ 310.92
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A